Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$25,013,229.01	0.0789061	$11,858,205.27	0.0374076	$13,155,023.74
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$211,863,229.01	0.2204956	$198,708,205.27	0.2068046	$13,155,023.74

Weighted Avg. Coupon (WAC)	5.33%		5.34%
Weighted Avg. Remaining Maturity (WARM)	28.41		27.53
Pool Receivables Balance	$254,362,380.27		$238,121,968.02
Remaining Number of Receivables	31,621		30,517

Adjusted Pool Balance	$250,311,842.36		$234,366,359.04

III. COLLECTIONS

Principal:
Principal Collections	$15,897,550.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$416,561.66
Total Principal Collections	$16,314,112.26

Interest:
Interest Collections	$1,120,880.97
Late Fees & Other Charges	$31,883.08
Interest on Repurchase Principal	$-
Total Interest Collections	$1,152,764.05

Collection Account Interest	$920.45
Reserve Account Interest	$333.16
Servicer Advances	$-

Total Collections	$17,468,129.92

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$17,468,129.92
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$17,468,129.92
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$211,968.65		$211,968.65	$211,968.65
Collection Account Interest					$920.45
Late Fees & Other Charges					$31,883.08
Total due to Servicer					$244,772.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$31,266.54		$31,266.54
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$412,751.96		$412,751.96	$412,751.96

Available Funds Remaining:					$16,810,605.78

3. Principal Distribution Amount:					$13,155,023.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$13,155,023.74
Class A-4 Notes				$-
Class A Notes Total:		13,155,023.74		$13,155,023.74
Total Noteholders Principal				$13,155,023.74

4. Available Amounts Remaining to reserve account					3,655,582.04

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,655,582.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,050,537.91
Beginning Period Amount	$4,050,537.91
Current Period Amortization	$294,928.93
Ending Period Required Amount	$3,755,608.98
Ending Period Amount	$3,755,608.98
Next Distribution Date Required Amount	$3,473,412.95

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$38,448,613.35	$35,658,153.77	$35,658,153.77
Overcollateralization as a % of Adjusted Pool	15.36%	15.21%	15.21%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	36
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.27%	29,990	97.78%	$232,839,289.70
30 - 60 Days	1.34%	409	1.72%	$4,096,833.17
61 - 90 Days	0.31%	96	0.38%	$899,612.68
91 + Days	0.07%	22	0.12%	$286,232.47
		30,517		$238,121,968.02
Total
Delinquent Receivables 61 + days past due	0.39%	118	0.50%	$1,185,845.15
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	94	0.41%	$1,033,659.40
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	111	0.42%	$1,146,775.50
Three-Month Average Delinquency Ratio	0.34%		0.44%

Repossession in Current Period		28		$262,488.38
Repossession Inventory		45		$243,962.97

Charge-Offs
Gross Principal of Charge-Off for Current Period				$342,861.65
Recoveries				$(416,561.66)
Net Charge-offs for Current Period				$(73,700.01)

Beginning Pool Balance for Current Period				$254,362,380.27

Net Loss Ratio				-0.35%
Net Loss Ratio for 1st Preceding Collection Period				-0.12%
Net Loss Ratio for 2nd Preceding Collection Period				0.31%
Three-Month Average Net Loss Ratio for Current Period				-0.05%

Cumulative Net Losses for All Periods				$10,713,911.43
Cumulative Net Losses as a % of Initial Pool Balance				0.98%

Principal Balance of Extensions				$840,993.86
Number of Extensions				79

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